Principal Activities and Reorganization - Additional Information (Detail) - USD ($)			1 Months Ended	12 Months Ended
	Mar. 10, 2020	Jun. 30, 2019	Feb. 29, 2020	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2019
Principal Activities and Reorganization [Line Items]
Percentage of shareholders received shares of company						78.13%
Percentage of shareholders pending registration						21.87%
Subsequent Event [Member] | IPO [Member]
Principal Activities and Reorganization [Line Items]
Shares issued			5,250,000
American depository receipts, description			20 class A common shares
Shares issued, price per ADR			$ 10.50
Series A Preferred Stock [Member]
Principal Activities and Reorganization [Line Items]
Shares issued		105,122,000
Series B Preferred Stock [Member]
Principal Activities and Reorganization [Line Items]
Shares issued		185,512,580
Series B+ redeemable preferred shares [Member]
Principal Activities and Reorganization [Line Items]
Shares issued		43,937,180
Series B++ redeemable preferred shares [Member]
Principal Activities and Reorganization [Line Items]
Shares issued		16,574,460
Redeemable Preferred Stock [Member]
Principal Activities and Reorganization [Line Items]
Shares issued				98,900,000	98,900,000
American Depositary Shares [Member] | Subsequent Event [Member] | IPO [Member]
Principal Activities and Reorganization [Line Items]
Shares issued	5,322,453
Proceeds from Issuance Initial Public Offering	$ 55.9
American Depositary Shares [Member] | Subsequent Event [Member] | Over-Allotment Option [Member]
Principal Activities and Reorganization [Line Items]
Shares issued	72,453
Shares issued, price per ADR	$ 10.50
Common Stock [Member]
Principal Activities and Reorganization [Line Items]
Shares issued		261,072,000		184,200,000	184,200,000